Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging [Abstract]
Offsetting of Derivative Assets and Liabilities
The following tables summarize the valuation of the Partnership’s investments as of December 31, 2014 and 2013, respectively.

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	12,491,366	(2,280,167)	10,211,199
Forwards	2,508,601	(1,630,419)	878,182

Total Assets	14,999,967	(3,910,586)	11,089,381

Liabilities
Futures	(2,280,167)	2,280,167	–
Forwards	(1,630,419)	1,630,419	–

Total Liabilities	(3,910,586)	3,910,586	–

Unrealized currency loss			(97,932)

Total net unrealized gain on open contracts			10,991,449

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	10,656,264	(4,814,486)	5,841,778
Forwards	2,817,116	(359,643)	2,457,473

Total Assets	13,473,380	(5,174,129)	8,299,251

Liabilities
Futures	(4,814,486)	4,814,486	–
Forwards	(359,643)	359,643	–

Total Liabilities	(5,174,129)	5,174,129	–

Unrealized currency loss			(284,357)

Total net unrealized gain on open contracts			8,014,894

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	200,049	(1,439,346)	5,341,142	(411,367)	3,690,478	3,481
Equity	1,829,639	(1,023,020)	7,571	(351,924)	462,266	2,032
Foreign currency	272,443	(149,100)	1,960,060	(166,140)	1,917,263	3,005
Interest rate	5,377,201	(367,953)	11,862	(1,736)	5,019,374	7,382
Total	7,679,332	(2,979,419)	7,320,635	(931,167)	11,089,381
Unrealized currency loss					(97,932)
Total net unrealized gain on open contracts					10,991,449

December 31, 2013
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	384,705	(1,445,582)	2,808,187	(505,931)	1,241,379	3,708
Equity	6,045,517	–	440	(542,522)	5,503,435	3,144
Foreign currency	1,399,755	(184,321)	1,526,651	(200,642)	2,541,443	7,647
Interest rate	9,355	(1,791,931)	1,298,770	(503,200)	(987,006)	8,798
Total	7,839,332	(3,421,834)	5,634,048	(1,752,295)	8,299,251
Unrealized currency loss					(284,357)
Total net unrealized gain on open contracts					8,014,894

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	440,687	4,744,029	(25,656,631)
Equity	(5,491,580)	46,697,833	11,644,684
Foreign currency	18,894,085	(3,283,896)	(10,314,789)
Interest rate	29,324,159	(16,467,980)	14,570,878
Unrealized currency gain (loss)	186,425	210,469	(148,604)
Total	43,353,776	31,900,455	(9,904,462)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	40,377,221	28,140,076	(8,986,897)
Net change in unrealized	2,976,555	3,760,379	(917,565)
Total Trading Results	43,353,776	31,900,455	(9,904,462)